General and Administrative Expenses - Additional information (Details) - USD ($) $ in Thousands		12 Months Ended
	Apr. 01, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
General and Administrative Expenses
Restructuring costs included in general and administrative expenses		$ 815	$ 5,312	$ 4,702
Value of cash-settled awards granted to selected employees	$ 3,355
Settlement period (in years)	3 years
Transaction costs included in other general and administrative expenses		$ 10,698	$ 937	$ 0